Salaries and benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee benefits expense - gross
Wages and salaries	$ 1,574	$ 1,532	$ 1,288
Benefits	117	123	96
Pensions—defined contribution	10	9	9
Salaries and benefits	$ 1,701	$ 1,664	$ 1,393